ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of December 31,
	2020	2021	2022
Accounts receivable	1,012	1,211	1,060
Less: allowance for doubtful accounts	(361)	(433)	(402)
Accounts receivable, net	651	778	658

Schedule of movement of allowance for doubtful accounts

	As of December 31,
	2020	2021	2022
Balance at beginning of the year	(216)	(361)	(433)
Adoption of ASC 326	(100)	—	—
(Addition) reverse	(39)	(81)	34
Foreign currency adjustment	(6)	9	(3)
Balance at end of the year	(361)	(433)	(402)

Schedule of ageing analysis of accounts receivable

	As of December 31,
	2020	2021	2022
Trade debtors
0 – 30 days	225	281	249
31 – 60 days	88	95	86
61 – 90 days	12	21	10
91 – 180 days	126	209	161
181 days – 1 year	285	185	216
1 year – 2 years	182	254	180
Over 2 years	94	166	158

	1,012	1,211	1,060